Federated Hermes Strategic Income Fund
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—11.1%
	U.S. Treasury Inflation-Protected Notes—3.6%
$12,295,320	U.S. Treasury Inflation-Protected Notes, 1.250%, 4/15/2031	$ 11,808,388
5,653,285	U.S. Treasury Inflation-Protected Notes, 1.875%, 1/15/2036	5,396,079
3,000,180	U.S. Treasury Inflation-Protected Notes, 2.375%, 7/15/2036	2,987,039
	TOTAL	20,191,506
	U.S. Treasury Notes—7.5%
17,500,000	United States Treasury Note, 3.875%, 4/30/2031	17,054,396
8,000,000	United States Treasury Note, 4.125%, 6/30/2031	7,873,386
10,250,000	United States Treasury Note, 4.250%, 8/15/2035	9,905,663
8,000,000	United States Treasury Note, 4.625%, 8/15/2036	7,922,500
	TOTAL	42,755,945
	TOTAL U.S. TREASURIES (IDENTIFIED COST $64,113,103)	62,947,451
	CORPORATE BONDS—5.5%
	Basic Industry - Metals & Mining—0.2%
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	35,364
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.508%, 4/1/2036	73,802
1,000,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	971,700
	TOTAL	1,080,866
	Capital Goods - Aerospace & Defense—0.1%
60,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	56,446
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,145
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,026
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	53,603
50,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.400%, 7/31/2033	50,210
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	54,031
	TOTAL	266,461
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	19,156
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,967,434
40,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	39,608
	TOTAL	3,007,042
	Capital Goods - Diversified Manufacturing—0.1%
200,000	Eaton Corp., Sr. Unsecd. Note, 5.450%, 3/6/2056	187,189
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,030
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	14,275
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	35,011
35,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	30,857
	TOTAL	282,362
	Capital Goods - Environmental—0.0%
75,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	75,256
75,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	69,777
	TOTAL	145,033
	Communications - Cable & Satellite—0.1%
40,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	39,954

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 16,000	Charter Communications Operating, LLC/Charter Communications Operating Capital, 144A, 7.087%, 9/1/2038	$ 15,847
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	18,478
197,000	Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	183,519
	TOTAL	257,798
	Communications - Media & Entertainment—0.4%
1,405,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,382,507
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	22,669
1,000,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.450%, 8/15/2052	718,121
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	93,643
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2055	41,705
	TOTAL	2,258,645
	Communications - Telecom Wireless—0.3%
90,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	86,905
55,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	47,328
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	190,260
1,000,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 6.600%, 7/15/2046	908,503
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	37,007
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	57,090
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	49,140
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	58,259
	TOTAL	1,434,492
	Communications - Telecom Wirelines—0.1%
5,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	3,134
125,000	AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	113,903
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	35,893
145,000	Beacon Point DC LLC, 144A, 6.129%, 11/30/2042	137,690
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	82,272
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	29,688
	TOTAL	402,580
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	145,656
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	197,280
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	86,054
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	50,499
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	100,146
200,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	194,928
	TOTAL	774,563
	Consumer Cyclical - Leisure—0.0%
35,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	34,261
130,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	122,254
	TOTAL	156,515
	Consumer Cyclical - Retailers—0.0%
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	114,822
	Consumer Cyclical - Services—0.2%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	43,999
1,000,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.050%, 8/22/2047	746,404
60,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	58,871
	TOTAL	849,274
	Consumer Non-Cyclical - Food/Beverage—0.1%
99,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	86,729

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$ 100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	$ 100,525
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	139,457
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	44,558
30,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	23,367
50,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	49,293
30,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	28,368
30,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	27,169
70,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	64,057
75,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.950%, 2/20/2036	71,361
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	101,392
	TOTAL	736,276
	Consumer Non-Cyclical - Health Care—0.0%
30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	27,075
75,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	73,167
100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	84,689
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	28,037
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	23,364
	TOTAL	236,332
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
65,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	64,835
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	57,180
75,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	75,693
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	80,081
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	74,608
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	54,404
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	42,694
	TOTAL	449,495
	Consumer Non-Cyclical - Products—0.0%
150,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	145,783
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	39,784
	Consumer Non-Cyclical - Tobacco—0.0%
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	21,375
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	118,458
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	69,129
	TOTAL	208,962
	Energy - Independent—0.0%
75,000	APA Corp., Sr. Unsecd. Note, 6.750%, 2/15/2055	77,096
35,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	38,097
	TOTAL	115,193
	Energy - Integrated—0.0%
45,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	34,875
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	31,939
50,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	48,552
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	96,243
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	82,070
150,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 5/15/2036	145,928
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	64,764
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	25,844

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	$ 28,052
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	97,260
100,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	97,877
	TOTAL	718,529
	Energy - Oil Field Services—0.0%
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 6.000%, 5/18/2056	191,073
	Energy - Refining—0.0%
150,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	145,139
	Financial Institution - Banking—0.5%
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	78,699
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	88,207
85,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	76,201
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	50,119
90,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	89,916
50,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	46,975
150,000	Capital One Financial Co., Sr. Unsecd. Note, 5.399%, 1/30/2037	144,669
120,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	106,698
100,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	99,798
70,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	59,494
65,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	64,253
85,000	FNB Corp. (PA), 5.722%, 12/11/2030	85,243
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	88,720
45,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	40,199
120,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	118,119
90,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.218%, 4/23/2031	90,073
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	100,163
145,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	129,485
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	89,321
55,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	54,712
50,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	50,050
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	104,092
45,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	46,382
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	68,232
90,000	Morgan Stanley, Sr. Unsecd. Note, 5.192%, 4/17/2031	90,132
20,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	19,902
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	86,763
100,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	86,198
75,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	78,746
50,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	50,810
40,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	40,056
65,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	65,714
35,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	35,599
20,000	U.S. Bancorp, 5.100%, 7/23/2030	20,107
65,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	56,884
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	100,131
275,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	258,045
	TOTAL	2,958,907
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
1,250,000	Intercontinental Exchange, Inc., Sr. Unsecd. Note, 5.400%, 9/1/2036	1,244,190
45,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	38,143

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2036	$ 94,756
	TOTAL	1,377,089
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	147,518
150,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	146,843
	TOTAL	294,361
	Financial Institution - Insurance - Health—0.0%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	95,748
	Financial Institution - Insurance - Life—0.1%
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	114,453
120,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	91,514
100,000	Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	96,360
	TOTAL	302,327
	Financial Institution - Insurance - P&C—0.1%
100,000	Aon North America, Inc., 5.750%, 3/1/2054	92,274
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	98,205
100,000	CNA Financial Corp., Sr. Unsecd. Note, 5.200%, 8/15/2035	96,216
60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	59,563
	TOTAL	346,258
	Financial Institution - REIT - Apartment—0.0%
35,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	34,784
60,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	50,545
	TOTAL	85,329
	Financial Institution - REIT - Healthcare—0.7%
40,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	39,990
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	68,470
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,565,868
	TOTAL	3,674,328
	Financial Institution - REIT - Office—0.0%
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	108,707
	Financial Institution - REIT - Other—0.0%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	49,458
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	79,463
	Technology—0.8%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	17,564
1,000,000	Alphabet, Inc., Sr. Unsecd. Note, 5.450%, 11/15/2055	886,675
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	34,312
60,000	Broadcom, Inc., Sr. Sub. Secd. Note, Series WI, 3.469%, 4/15/2034	51,498
3,000	Broadcom, Inc., Sr. Unsecd. Note, 3.187%, 11/15/2036	2,368
90,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 2/24/2055	83,793
90,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	86,552
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	71,890
40,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	39,453
150,000	Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	145,955
70,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	66,874
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	30,886
55,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	52,769
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	73,694
75,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	73,049

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 25,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	$ 14,523
125,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	112,192
75,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	66,104
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	67,755
545,000	QTS Central / QTS TRS Central LLC, 144A, 6.625%, 9/1/2031	537,358
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	56,077
100,000	Salesforce, Inc., Sr. Unsecd. Note, 5.200%, 3/15/2033	98,779
1,680,000	Sopaipilla Investor LLC, 144A, 7.534%, 11/30/2048	1,721,775
90,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	88,883
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	26,726
35,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	34,468
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	39,030
	TOTAL	4,581,002
	Transportation - Railroads—0.0%
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	36,999
	Transportation - Services—0.0%
75,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	74,095
	Utility - Electric—0.2%
40,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	39,485
55,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	56,062
25,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	22,733
115,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	102,370
65,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	66,629
130,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	118,580
55,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	40,306
25,000	Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	24,514
90,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	69,907
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	21,946
100,000	Exelon Corp., Sr. Unsecd. Note, 4.950%, 3/15/2036	94,765
25,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	19,956
65,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	64,041
65,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	51,233
100,000	Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	94,681
100,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	94,147
120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	119,542
	TOTAL	1,100,897
	Utility - Natural Gas Distributor—0.4%
2,000,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	1,954,411
	TOTAL CORPORATE BONDS (IDENTIFIED COST $33,077,734)	31,190,429
	MORTGAGE-BACKED SECURITIES—3.1%
	Agency—3.1%
6,957,290	FHLMC, Pool SD8225, 3.000%, 7/1/2052	5,946,351
6,649,864	FHLMC, Pool SD8243, 3.500%, 9/1/2052	5,918,659
6,108,198	FNMA, Pool MA4732, 4.000%, 9/1/2052	5,613,861
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $17,817,028)	17,478,871
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.2%
	Non-Agency Mortgage-Backed Securities—2.2%
2,888,449	GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,323,171
367,882	GS Mortgage-Backed Securities Trust 2023-PJ5, Class A16, 6.500%, 2/25/2054	369,197

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$ 5,449,511		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	$ 4,575,460
3,596,116		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	2,892,345
2,926,820		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,352,203
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $14,697,355)	12,512,376
		ASSET-BACKED SECURITIES—1.2%
		Auto Receivables—0.6%
1,073,151		Ally Bank Auto Credit-Linked Notes 2026-A, Class C, 4.856%, 3/15/2034	1,070,747
900,000		Ally Bank Auto Credit-Linked Notes 2026-B, Class C, 5.078%, 6/15/2034	899,452
1,300,000		General Motors 2026, Class B, 4.790%, 5/15/2031	1,291,706
		TOTAL	3,261,905
		Financial Services—0.4%
2,166,458		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,155,934
		Student Loans—0.2%
902,744		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	807,824
608,232		SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	575,846
		TOTAL	1,383,670
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,931,807)	6,801,509
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.8%
500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	492,658
345,000		Bank 2022-BNK40, Class A4, 3.501%, 3/15/2064	315,469
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	646,073
1,080,000	[1]	BX Trust 2026-CSMO, Class A, 5.039% (CME Term SOFR 1 Month +1.400%), 2/15/2042	1,082,699
109,015		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	107,137
650,000	[1]	FS Trust 2026, Class A, 5.039% (CME Term SOFR 1 Month +1.400%), 7/15/2041	650,811
1,650,000	[1]	ORL Trust 2024-GLKS, Class B, 5.531% (CME Term SOFR 1 Month +1.892%), 12/15/2039	1,650,513
		TOTAL	4,945,360
		Federal Home Loan Mortgage Corporation—0.1%
457,127		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	434,606
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,503,438)	5,379,966
		FOREIGN GOVERNMENTS/AGENCY—0.8%
		Sovereign—0.8%
AUD 6,750,000		Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029 (IDENTIFIED COST $4,531,512)	4,562,498
		COMMON STOCKS—0.4%
		Automotive—0.0%
775		Lear Corp.	96,867
		Building Products—0.0%
10,866	[2]	Masterbrand, Inc.	89,645
		Chemicals—0.1%
1,260		Ashland, Inc.	92,396
1,575	[2]	Axalta Coating Systems Ltd.	57,361
6,870	[2]	Ecovyst, Inc.	69,868
2,261		Koppers Holdings, Inc.	103,712
		TOTAL	323,337
		Commercial Services & Supplies—0.0%
645		The Brink’s Co.	70,260

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—0.0%
724		Herc Holdings, Inc.	$ 110,294
		Consumer Cyclical Services—0.0%
2,370		Interface, Inc.	89,870
		Consumer Products—0.0%
2,919		Energizer Holdings, Inc.	63,576
		Containers & Packaging—0.0%
9,424		Graphic Packaging Holding Co.	105,549
		Diversified Manufacturing—0.0%
280		WESCO International, Inc.	95,312
		Food & Beverage—0.0%
910	[2]	US Foods Holding Corp.	95,404
		Food & Staples Retailing—0.0%
3,655		Albertsons Cos., Inc.	45,139
		Gaming—0.1%
955		Boyd Gaming Corp.	74,098
1,380		Red Rock Resorts, Inc.	77,501
		TOTAL	151,599
		Health Care Providers & Services—0.0%
3,270		Concentra Group Holdings Parent, Inc.	110,330
		Hotels Restaurants & Leisure—0.0%
5,000	[2]	Norwegian Cruise Line Holdings Ltd.	80,700
		Independent Energy—0.0%
2,035		Devon Energy Corp.	98,718
		Insurance—0.0%
2,775		Ryan Specialty Group Holdings, Inc.	117,050
		Midstream—0.0%
4,926		Suburban Propane Partners LP	86,747
		Pharmaceuticals—0.0%
10,325	[2]	Bausch Health Cos., Inc.	65,770
		Technology—0.1%
610		CDW Corp.	92,464
221		Dell Technologies, Inc.	100,778
715		Science Applications International Corp.	91,678
2,140		Sensata Technologies Holdings PLC	87,804
		TOTAL	372,724
		Utility - Electric—0.1%
655		NRG Energy, Inc.	72,129
477		Vistra Corp.	65,525
		TOTAL	137,654
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,234,028)	2,406,545
		AGENCY RISK TRANSFER SECURITY—0.2%
$ 1,250,000	[1]	FNMA - CAS 2023-R05, Class 1M2, 6.743% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,287,717
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[2,3,4]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		INVESTMENT COMPANIES—74.0%
12,797,349		Emerging Markets Core Fund	115,943,983
2,030,667		Federated Hermes Government Obligations Fund, Premier Shares, 3.58%[5]	2,030,667

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
35,223,771	High Yield Bond Core Fund	$199,014,309
9,170,765	Mortgage Core Fund	75,475,392
3,230,330	Project and Trade Finance Core Fund	28,976,058
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $474,793,442)	421,440,409
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $624,952,847)	566,008,171
	OTHER ASSETS AND LIABILITIES - NET—0.6%[6]	3,249,100
	NET ASSETS—100%	$569,257,271
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	35	$7,183,203	December 2026	$(5,543)
United States Treasury Notes 10-Year Long Futures	45	$4,844,531	December 2026	$(26,471)
United States Treasury Ultra Bond Long Futures	3	$330,094	December 2026	$(1,595)
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	12	$1,313,062	December 2026	$7,606
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(26,003)
At August 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/14/2026	J.P. Morgan	1,500,000	GBP	$2,005,778	$26,732
9/14/2026	Credit Agricole	2,500,000	GBP	$3,349,430	$38,086
9/15/2026	Wells Fargo	2,000,000	EUR	$2,336,245	$(11,960)
9/15/2026	Bank of Montreal	4,000,000	EUR	$4,694,840	$(46,270)
11/5/2026	Credit Agricole	6,000,000	EUR	$6,998,699	$(12,086)
Contracts Sold:
9/14/2026	J.P. Morgan	4,000,000	GBP	$5,446,732	$26,705
9/15/2026	Bank of America, N.A.	6,000,000	EUR	$7,070,100	$97,245
11/5/2026	J.P. Morgan	6,000,000	EUR	$7,106,549	$119,937
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$238,389
At August 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2026[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays	CDX Index EM Series 45	Buy	1.000%	06/20/2031	1.38%	$15,000,000	$241,511	$228,978	$12,533
Goldman Sachs	CDX Index HY Series 46	Buy	5.000%	06/20/2031	3.04%	$8,820,000	$(698,735)	$(703,334)	$4,599
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the value of Swaps Contracts is included in “Other Assets and Liabilities–Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2026	Shares Held as of 8/31/2026	Dividend Income
Emerging Markets Core Fund	$117,158,626	$28,959,452	$(30,000,000)	$1,542,802	$(1,716,897)	$115,943,983	12,797,349	$6,959,774
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$14,905,725	$190,881,718	$(203,756,776)	$—	$—	$2,030,667	2,030,667	$271,848
High Yield Bond Core Fund	$180,853,812	$25,500,000	$(5,000,000)	$(1,800,373)	$(539,130)	$199,014,309	35,223,771	$9,078,935
Mortgage Core Fund	$91,659,717	$2,005,000	$(15,500,001)	$(2,555,427)	$(133,897)	$75,475,392	9,170,765	$3,126,344
Project and Trade Finance Core Fund	$—	$41,300,000	$(12,500,000)	$148,094	$27,964	$28,976,058	3,230,330	$1,106,953
TOTAL OF AFFILIATED TRANSAC- TIONS	$404,577,880	$288,646,170	$(266,756,777)	$(2,664,904)	$(2,361,960)	$421,440,409	62,452,882	$20,543,854

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	Issuer in default.
4
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$62,947,451	$—	$62,947,451
Corporate Bonds	—	31,190,429	—	31,190,429
Mortgage-Backed Securities	—	17,478,871	—	17,478,871
Collateralized Mortgage Obligations	—	12,512,376	—	12,512,376
Asset-Backed Securities	—	6,801,509	—	6,801,509
Commercial Mortgage-Backed Securities	—	5,379,966	—	5,379,966
Foreign Governments/Agency	—	4,562,498	—	4,562,498
Agency Risk Transfer Security	—	1,287,717	—	1,287,717
Equity Securities:
Common Stocks
Domestic	2,406,545	—	—	2,406,545
Preferred Stock
Domestic	—	—	400	400
Investment Companies	392,464,351	—	—	392,464,351
Other Investments[1]	—	—	—	28,976,058
TOTAL SECURITIES	$394,870,896	$142,160,817	$400	$566,008,171
Other Financial Instruments:
Assets
Futures Contracts	$7,606	$—	$—	$7,606
Foreign Exchange Contracts	—	308,705	—	308,705
Swap Contracts	—	241,511	—	241,511
Liabilities
Futures Contracts	(33,609)	—	—	(33,609)
Foreign Exchange Contracts	—	(70,316)	—	(70,316)
Swap Contracts	—	(698,735)	—	(698,735)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(26,003)	$(218,835)	$—	$(244,838)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $28,976,058 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
CAS	—Connecticut Avenue Securities
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate